Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	May 14, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022
Accounting Policies [Line Items]
Net loss attributable to noncontrolling interest		$ 0	$ 5,000
Reserved for doubtful accounts		0	0	$ 0
Accounts receivable balance		1,175,000	506,000	$ 1,615,000	$ 1,200,000
Discontinued Operations [Member] | GoodWheat [Member]
Accounting Policies [Line Items]
Promissory note, current and non current	$ 6,000,000
Promissory note term	3 years
Promissory note interest description	Wall Street Journal prime rate
Promissory note principal receviable each year	$ 2,000,000
Limagrain Cereal Seeds LLC [Member]
Accounting Policies [Line Items]
Impairment of equity method investments		$ 0	$ 0